Property, Plant and Equipment - Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Gross Cost	$ 19,674	$ 19,484
Accumulated Depreciation	(16,518)	(16,003)
Net Cost	3,156	3,481
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	94	93
Accumulated Depreciation
Net Cost	94	93
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	987	966
Accumulated Depreciation	(429)	(395)
Net Cost	558	571
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	3,218	3,151
Accumulated Depreciation	(2,826)	(2,649)
Net Cost	392	502
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	14,684	14,553
Accumulated Depreciation	(12,728)	(12,363)
Net Cost	1,956	2,190
Computer and R&D Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	463	504
Accumulated Depreciation	(414)	(451)
Net Cost	49	53
Other Tangible Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	137	165
Accumulated Depreciation	(121)	(145)
Net Cost	16	20
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	91	52
Accumulated Depreciation
Net Cost	$ 91	$ 52